Inventories, Net (Details) - Schedule of Inventories and Provision of Inventories - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Inventories, Net [Abstract]
Finished goods	[1]	$ 3,904,164	$ 537,489
Work in progress	[2]	42,896	72,849
Raw materials	[3]	405,580	309,393
Provision for inventories		(134,694)	(90,853)
Inventories, net		$ 4,217,946	$ 828,878

[1]	Finished goods mainly included battery packs and e-bicycles.
[2]	Work in progress included work in progress of electronic control system.
[3]	Raw materials included components and parts for manufacturing electronic control system and the provision of maintenance service.